UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
November 27, 2007 to December 26, 2007

Commission File Number of issuing entity: 333-141145-03

ChaseFlex Trust Series 2007-2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-141145

Chase Mortgage Finance Corporation
(Exact name of depositor as specified in its charter)

Chase Home Finance LLC
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

86-1169040
(I.R.S. Employer Identification No.)

194 Wood Avenue South, Iselin, New Jersey	08830
(Address of principal executive offices of the issuing entity)	(Zip Code)

(732) 205-0600
(Telephone number, including area code)

No Change
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A1			X
A2			X
AR			X
B1			X
B2			X
B3			X
CE			X
M1			X
M2			X
M3			X
M4			X
M5			X
M6			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒ No ☐

Part I -- DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On December 26, 2007 a distribution was made to holders of ChaseFlex Trust Series 2007-2.

The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(a), Exhibit 99.1 for the related information.

Part II -- OTHER INFORMATION

Item 9. Exhibits

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of ChaseFlex Trust Series 2007-2, relating to the December 26, 2007 distribution.

(b) The exhibits required to be filed by registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

[SIGNATURE PAGE FOLLOWS]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Chase Mortgage Finance Corporation
(Depositor)

/s/ Bruce J. Friedman
_________________________________
By: Bruce J. Friedman
Title: Vice President

Date: January 10, 2008

EXHIBIT INDEX
Exhibit Number	Description

EX-99.1	Monthly report distributed to holders of ChaseFlex Trust Series 2007-2, relating to the December 26, 2007 distribution.

ChaseFlex Trust Series 2007-2
December 26, 2007

Table of Contents

Certificate Distribution Report	3
Certificate Factor Report	4
Collection Account Principal Funds	6
Collection Account Interest Funds	6
Total Available Funds	6
Delinquent Mortgage Loans	8
Delinquency Trend Group	8
Mortgage Loans in BK FC ans REO	9
BK FC and REO Monthly Trend Report	9
Realized Loss Group Report	10

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT,
PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Mary J. Davis
Bank of New York - Structured Finance Services
601 Travis Street, 16th Floor
Houston, Texas 77002
Tel: (713) 483-6216 / Fax: (713) 483-6627
Email: maryjo.davis@bankofny.com

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
December 26, 2007

Table of Contents

PASS THROUGH RATES	13
Basis Risk Interest Carryover	13
Certificate Interest Shortfall Detail	14
Non Supported Interest Shortfall	14
Deferred Applied Amount Detail	15
Investor Supplemental Reports	16

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT,
PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Mary J. Davis
Bank of New York - Structured Finance Services
601 Travis Street, 16th Floor
Houston, Texas 77002
Tel: (713) 483-6216 / Fax: (713) 483-6627
Email: maryjo.davis@bankofny.com

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
December 26, 2007

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
A1	510,849,000.00	465,283,008.50	1,963,241.74	1,965,336.04	3,928,577.78	0.00	0.00	463,319,766.76
A2	56,761,000.00	51,698,112.06	218,137.97	220,955.58	439,093.55	0.00	0.00	51,479,974.09
M1	8,700,000.00	8,700,000.00	0.00	37,618.44	37,618.44	0.00	0.00	8,700,000.00
M2	3,300,000.00	3,300,000.00	0.00	14,379.06	14,379.06	0.00	0.00	3,300,000.00
M3	2,100,000.00	2,100,000.00	0.00	9,377.81	9,377.81	0.00	0.00	2,100,000.00
M4	2,100,000.00	2,100,000.00	0.00	9,867.81	9,867.81	0.00	0.00	2,100,000.00
M5	2,100,000.00	2,100,000.00	0.00	10,305.31	10,305.31	0.00	0.00	2,100,000.00
M6	2,100,000.00	2,100,000.00	0.00	10,567.81	10,567.81	0.00	0.00	2,100,000.00
B1	2,100,000.00	2,100,000.00	0.00	10,567.81	10,567.81	0.00	0.00	2,100,000.00
B2	2,100,000.00	2,100,000.00	0.00	10,567.81	10,567.81	0.00	0.00	2,100,000.00
B3	3,000,000.00	3,000,000.00	0.00	15,096.88	15,096.88	0.00	0.00	3,000,000.00
AR	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
TOTALS	595,210,100.00	544,581,120.56	2,181,379.71	2,314,640.36	4,496,020.07	0.00	0.00	542,399,740.85

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
CE	600,011,458.17	549,381,212.22	0.00	618,055.38	618,055.38	0.00	0.00	547,199,832.51

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
December 26, 2007

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE
A1	16165WAA4	910.80340472	3.84309598	3.84719563	7.69029161	906.96030874	5.068750%
A2	16165WAB2	910.80340480	3.84309596	3.89273586	7.73583182	906.96030884	5.128750%
M1	16165WAC0	1,000.00000000	0.00000000	4.32395862	4.32395862	1,000.00000000	5.188750%
M2	16165WAD8	1,000.00000000	0.00000000	4.35729091	4.35729091	1,000.00000000	5.228750%
M3	16165WAE6	1,000.00000000	0.00000000	4.46562381	4.46562381	1,000.00000000	5.358750%
M4	16165WAF3	1,000.00000000	0.00000000	4.69895714	4.69895714	1,000.00000000	5.638750%
M5	16165WAG1	1,000.00000000	0.00000000	4.90729048	4.90729048	1,000.00000000	5.888750%
M6	16165WAH9	1,000.00000000	0.00000000	5.03229048	5.03229048	1,000.00000000	6.038750%
B1	16165WAJ5	1,000.00000000	0.00000000	5.03229048	5.03229048	1,000.00000000	6.038750%
B2	16165WAK2	1,000.00000000	0.00000000	5.03229048	5.03229048	1,000.00000000	6.038750%
B3	16165WAL0	1,000.00000000	0.00000000	5.03229333	5.03229333	1,000.00000000	6.038750%
AR	16165WAM8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.000000%
TOTALS		914.93931397	3.66489028	3.88877870	7.55366898	911.27442369

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE
CE	16165WAN6	915.61786819	0.00000000	1.03007263	1.03007263	911.98230477	0.000000%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
December 26, 2007

Dates:
Record Date	12/24/07
Determination Date	12/17/07
Distribution Date	12/26/07

Interest Accrual Period
Start Date	November 26, 2007
End Date	December 26, 2007
Number of Days in Accrual Period	30

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
December 26, 2007

Collection Account Principal Funds	Aggregate
Scheduled Principal Payment	210,100.96
Principal Prepayment	1,525,076.35
Curtailment	446,139.90
Curtailment Interest Adjustments	62.50
Repurchase Principal	0.00
Substitution Amount	0.00
Net Liquidation Proceeds	0.00
Other principal Adjustments	0.00
Non Recoverable Principal Advances	0.00

Total Principal Remittance Amount	2,181,379.71

Collection Account Interest Funds	Aggregate
Gross Interest	3,122,896.83
Servicing Fees	117,201.32
Non Recoverable Interest Advances	0.00

Total Interest Remittance Amount	3,005,695.51

Total Available Funds	Total
Principal Remittance Amount	2,181,379.71
Interest Remittance Amount	3,005,695.51
Total Remittance Amount	5,187,075.22

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
December 26, 2007

Pool Detail:

Beginning Number of Loans Outstanding	964

Ending Number of Loans Outstanding	961

Beginning Aggregate Loan Balance	549,381,212.22

Ending Aggregate Loan Balance	547,199,832.51

Current Advances	502,021.59

Aggregate Advances	464,904.35

Weighted Average Remaining Term To Maturity	350

Net Weighted Average Coupon Rate	6.40582%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
December 26, 2007

Delinquent Mortgage Loans
Group 1

Category	Number	Principal Balance	Percentage
1 Month	34	15,970,584.33	2.92%
2 Month	7	4,171,782.92	0.76%
3 Month	9	4,092,338.38	0.75%
Total	50	24,234,705.63	4.43%

* Delinquent Bankruptcies and Foreclosures are not included in the table above.

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
December 26, 2007

Mortgage Loans in BK FC ans REO

	Number of Loans	Principal Balance	Percentage
Bankruptcy	2	812,344.51	0.1485%
Foreclosure	13	8,507,901.56	1.5548%
REO	1	1,806,106.62	0.3301%

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
December 26, 2007

Realized Loss Group Report

Group Number	Current Loss	Cumulative Loss	Ending Balance	Balance of Liquidated Loans	Net Liquidation Proceeds
1	0.00	0.00	547,199,832.51	0.00	0.00
TOTAL	0.00	0.00	547,199,832.51	0.00	0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries	0.00

Cumulative Realized Losses - Reduced by Recoveries	0.00

Current Applied Losses	0.00
Cumulative Applied Losses	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
December 26, 2007

Trigger Event	NO
TEST I - Trigger Event Occurrence	NO
(Is Delinquency Percentage > 50% of Senior Enhancement Percentage?)
Delinquency Percentage	3.54358%
50% of Senior Enhancement Percentage	2.96054%
OR
TEST II - Trigger Event Occurrence	NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal	0.00000%
Required Cumulative Loss %	0.00000%

O/C Reporting
Targeted Overcollateralization Amount	4,800,091.67
Ending Overcollateralization Amount	4,800,091.67
Ending Overcollateralization Deficiency	0.00
Overcollateralization Release Amount	0.00
Monthly Excess Interest	618,055.39
Payment to Class CE	618,055.38

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
December 26, 2007

Supplemental Interest Trust Account:

Amounts Received under Yield Maintenance Agreement	0.00

Net Swap Payment Due	72,999.75
Net Swap Payment Paid	72,999.75
Net Swap Receipt Due	0.00

Beginning Balance	0.00
Additions to the Supplemental Account	72,999.75
Withdrawals from the Supplemental Account	72,999.75
Ending Balance	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
December 26, 2007

Available Net Funds Cap to Libor Certificates	6.405816

One-Month LIBOR for Such Distribution Date	4.788750

PASS THROUGH RATES

LIBOR Certificates Uncapped Pass Through Rate for Current Distribution
Class A1	5.068750
Class A2	5.128750
Class M1	5.188750
Class M2	5.228750
Class M3	5.358750
Class M4	5.638750
Class M5	5.888750
Class M6	6.038750
Class B1	6.038750
Class B2	6.038750
Class B3	6.038750

Basis Risk Interest Carryover

	Interest Carryover Amount Occurred This Period	Interest Carryover Amount Paid This Period	Remaining Interest Carryover Amount
Class A1	0.00	0.00	0.00
Class A2	0.00	0.00	0.00
Class M1	0.00	0.00	0.00
Class M2	0.00	0.00	0.00
Class M3	0.00	0.00	0.00
Class M4	0.00	0.00	0.00
Class M5	0.00	0.00	0.00
Class M6	0.00	0.00	0.00
Class B1	0.00	0.00	0.00
Class B2	0.00	0.00	0.00
Class B3	0.00	0.00	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
December 26, 2007

Certificate Interest Shortfall Detail

	Interest Carryforward Balance with respect to such Distribution Date	Interest Carryforward Amount Paid this distribution	Interest Carryforward Amount Occurred this distribution	Remaining Inter Carryforward Am
Class A1	0.00	0.00	0.00	0.00
Class A2	0.00	0.00	0.00	0.00
Class M1	0.00	0.00	0.00	0.00
Class M2	0.00	0.00	0.00	0.00
Class M3	0.00	0.00	0.00	0.00
Class M4	0.00	0.00	0.00	0.00
Class M5	0.00	0.00	0.00	0.00
Class M6	0.00	0.00	0.00	0.00
Class B1	0.00	0.00	0.00	0.00
Class B2	0.00	0.00	0.00	0.00
Class B3	0.00	0.00	0.00	0.00

Non Supported Interest Shortfall

	Total Prepayment Interest Shortfalls occurred this distribution	Total Relief Act Shortfalls occurred this distribution
Class A1	0.00	0.00
Class A2	0.00	0.00
Class M1	0.00	0.00
Class M2	0.00	0.00
Class M3	0.00	0.00
Class M4	0.00	0.00
Class M5	0.00	0.00
Class M6	0.00	0.00
Class B1	0.00	0.00
Class B2	0.00	0.00
Class B3	0.00	0.00
Class CE	0.00	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
December 26, 2007

Deferred Applied Amount Detail

	Deferred Amount with respect to such Distribution Date	Deferred Amount Paid this Period	Deferred Amount Occurred this Period	Remaining Deferred Amount
Class M1	0.00	0.00	0.00	0.00
Class M2	0.00	0.00	0.00	0.00
Class M3	0.00	0.00	0.00	0.00
Class M4	0.00	0.00	0.00	0.00
Class M5	0.00	0.00	0.00	0.00
Class M6	0.00	0.00	0.00	0.00
Class B1	0.00	0.00	0.00	0.00
Class B2	0.00	0.00	0.00	0.00
Class B3	0.00	0.00	0.00	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

ChaseFlex Trust Series 2007-2
December 26, 2007

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that
have cumulatively become material over time.	NO

Material breaches of pool asset representations or warranties or transaction covenants.	NO

Material changes as to methodology regarding calculations of delinquencies and charge-offs	NO
Any new issuance of asset-backed securities backed by the same asset pool, or any pool
asset changes?	NO

Any material changes in the solicitation, credit-granting, underwriting, origination, acquisition
or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool assets?	NO

Copyright 2007 Bank of New York & Co. All rights reserved.